LOANS - Aging of Recorded Investment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	$ 1,254,117	$ 1,033,733
Nonaccrual	1,478	3,418
Real estate mortgages
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	1,038,511	769,694
Real estate mortgages | Construction and development
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	174,480	102,559
Nonaccrual	346	977
Real estate mortgages | Residential
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	147,490	152,212
Nonaccrual	167	857
Real estate mortgages | Commercial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	716,541	514,923
Nonaccrual	674	1,478
Commercial and industrial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	206,897	254,395
Nonaccrual	285	84
Consumer and other
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	8,709	9,644
Nonaccrual	6	22
Current
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	1,248,690	1,026,474
Current | Real estate mortgages | Construction and development
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	173,027	101,375
Current | Real estate mortgages | Residential
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	146,871	150,837
Current | Real estate mortgages | Commercial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	714,092	512,208
Current | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	206,027	252,473
Current | Consumer and other
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	8,673	9,581
Total Past Due
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	3,949	3,841
Total Past Due | Real estate mortgages | Construction and development
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	1,107	207
Total Past Due | Real estate mortgages | Residential
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	452	518
Total Past Due | Real estate mortgages | Commercial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	1,775	1,237
Total Past Due | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	585	1,838
Total Past Due | Consumer and other
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	30	41
30-59 Days
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	2,095	2,339
30-59 Days | Real estate mortgages | Construction and development
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	62	117
30-59 Days | Real estate mortgages | Residential
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	129	382
30-59 Days | Real estate mortgages | Commercial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	1,775	1,196
30-59 Days | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	99	626
30-59 Days | Consumer and other
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	30	18
60-89 Days
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	1,360	1,411
60-89 Days | Real estate mortgages | Construction and development
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	746	90
60-89 Days | Real estate mortgages | Residential
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	128	94
60-89 Days | Real estate mortgages | Commercial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	0	0
60-89 Days | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	486	1,212
60-89 Days | Consumer and other
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	0	15
90+ Days
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	494	91
90+ Days | Real estate mortgages | Construction and development
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	299	0
90+ Days | Real estate mortgages | Residential
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	195	42
90+ Days | Real estate mortgages | Commercial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	0	41
90+ Days | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	0	0
90+ Days | Consumer and other
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	$ 0	$ 8